Condensed Statements of Consolidated Income - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Statements of Consolidated Income [Abstract]
Operating revenues (Note 3)	$ 1,592	$ 1,438	$ 4,227	$ 3,980	$ 5,243	$ 4,764	$ 4,511
Operating expenses:
Wholesale transmission service	322	291	965	862	1,162	1,039	975
Operation and maintenance	296	264	830	768	1,055	983	925
Depreciation and amortization	247	227	729	672	904	820	786
Provision in lieu of income taxes (Note 9)	78	70	146	162	201	165	148
Taxes other than amounts related to income taxes	142	147	428	432	561	555	538
Write-off of rate base disallowances (Note 2)			55
Total operating expenses	1,085	999	3,153	2,896	3,883	3,562	3,372
Operating income	507	439	1,074	1,084	1,360	1,202	1,139
Other (income) and deductions – net (Note 10)	(12)	9	(10)	19	20	31	33
Non-operating benefit in lieu of income taxes	(1)	(3)	(9)	(7)	(10)	(12)	(12)
Interest expense and related charges (Note 10)	140	115	396	331	445	413	405
Write-off of non-operating rate base disallowances (Note 2)			14
Net income	$ 380	$ 318	$ 683	$ 741	$ 905	$ 770	$ 713